Impairment	12 Months Ended
Dec. 31, 2019
Impairment
Impairment

17. Impairment

Goodwill

The Group has allocated goodwill to the operating segments corresponding to groups of cash generating units (CGUs) that are expected to benefit from goodwill in line with the Group’s operational and reporting structure. Refer to Note 5, Segment information.

Allocation of goodwill

The following table presents the allocation of goodwill to groups of CGUs as of the annual impairment testing date October 1:

EURm	2019	2018
Mobile Networks(1)	794	963
Fixed Networks	876	836
Global Services(1)	1 043	1 306
IP/Optical Networks	1 954	1 871
Nokia Software(1)	982	434

(1) On January 1, 2019, the Group reallocated goodwill of EUR 205 million from Mobile Networks and EUR 310 million from Global Services operating segments to Nokia Software operating segment following the reclassification of the activities related to the Cloud Core software portfolio. Refer to Note 5, Segment information.

Recoverable amounts

The recoverable amounts of the groups of CGUs were based on fair value less costs of disposal that was determined using a level 3 fair value measurement based on a discounted cash flow calculation. The cash flow projections used in calculating the recoverable amounts were based on financial plans approved by management covering an explicit forecast period of three years.

Seven additional years of cash flow projections subsequent to the explicit forecast period reflect a gradual progression towards the steady state cash flow projections modelled in the terminal year. The terminal growth rate assumptions reflect long-term average growth rates for the industries and economies in which the groups of CGUs operate. The discount rates reflect current assessments of the time value of money and relevant market risk premiums reflecting risks and uncertainties for which the future cash flow estimates have not been adjusted. Other key variables in future cash flow projections include assumptions on estimated sales growth, gross margin and operating margin. All cash flow projections are consistent with market participant assumptions.

The results of the impairment testing indicate adequate headroom for each group of CGUs. The key assumptions applied in the impairment testing analysis for the groups of CGUs as of the annual impairment testing date October 1:

	2019	2018(1)	2019	2018(1)
Key assumption %	Terminal growth rate		Post-tax discount rate
Mobile Networks	1.1	1.1	8.4	9.2
Fixed Networks	1.1	1.1	7.6	7.9
Global Services	0.9	1.0	8.0	8.6
IP/Optical Networks	1.4	1.3	8.2	9.1
Nokia Software	1.5	1.6	7.6	8.7

(1) Key assumptions for 2018 reflect the operational and reporting structure in place in 2018. For information on organizational changes in 2019, refer to Note 5, Segment Information.

Impairment charges by asset category

EURm	2019	2018	2017
Goodwill	–	–	141
Other intangible assets	12	16	33
Property, plant and equipment	4	39	25
Right-of-use assets(1)	20	–	–
Investments in associated companies and joint ventures	2	–	–
Financial assets	64	–	45
Total	102	55	244

(1) The Group adopted IFRS 16, Leases, on January 1, 2019. Refer to Note 3, New and amended standards and interpretations and Note 16, Leases. In 2019, EUR 20 million impairment charge is presented net of onerous lease contract provision releases.

In 2019, upon contract exit the Group recognized an impairment charge of EUR 64 million related to loans extended to a certain emerging market customer.

In 2017, as a result of challenging business conditions, the Group recorded an impairment charge of EUR 141 million on its Digital Health CGU. The impairment charge was allocated in its entirety to reduce the carrying amount of goodwill of the Digital Health CGU to zero. The Group disposed its Digital Health business in 2018.

In 2017, the Group recognized an impairment charge of EUR 45 million primarily related to the performance of certain private funds investing in IPR that were included in non-current available-for-sale equity investments at cost less impairment. These charges were recorded in other operating expenses and financial income and expenses. As a result of the adoption of IFRS 9, Financial Instruments, on January 1, 2018, venture fund investments are classified as fair value through profit and loss and the related gains and losses are presented in other operating income and expenses.

Other impairments recorded by the Group in 2019, 2018 and 2017 are immaterial.